Gains (Losses) on Equity Investments, Net (Tables)	12 Months Ended
Dec. 27, 2014
Gains (Losses) on Equity Investments, Net [Abstract]
Schedule Of Gains (Losses) On Equity Investments, Net [Table Text Block]
The components of gains (losses) on equity investments, net for each period were as follows:

(In Millions)	2014	2013	2012
Share of equity method investee losses, net	$(69)	$(69)	$(81)
Impairments	(146)	(123)	(154)
Gains on sales, net	422	515	183
Dividends	57	46	—
Other, net	147	102	193
Total gains (losses) on equity investments, net	$411	$471	$141